Cover	Sep. 25, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 25, 2023
Entity File Number	1-02301
Entity Registrant Name	NSTAR ELECTRIC COMPANY
Entity Central Index Key	0000013372
Entity Tax Identification Number	04-1278810
Entity Incorporation, State or Country Code	MA
Entity Address, Address Line One	800 Boylston Street
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02199
City Area Code	800
Local Phone Number	286-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false